Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
25.	Subsequent Events

a)	In January 2013, Teekay Offshore issued in the Norwegian bond market NOK 1,300 million in senior unsecured bonds. The bonds were issued in two tranches maturing in January 2016 (NOK 500 million) and January 2018 (NOK 800 million). The aggregate principal amount of the bonds is equivalent to approximately $233 million and all interest and principal payments under each of the two tranches have been swapped into U.S. dollars at fixed rates of 4.80% on the tranche maturing in 2016 and 5.93% on the tranche maturing in 2018. In connection with this, Teekay Offshore repurchased NOK 388.5 million of the existing NOK 600 million bond issue maturing in November 2013. The net proceeds of approximately $167 million have been used to reduce portion of amounts outstanding under Teekay Offshore’s revolving credit facilities and for general partnership purposes. Teekay Offshore will apply to list the bonds on the Oslo Stock Exchange.

b)	In February 2013, Teekay LNG completed its joint venture agreement with Belgium-based Exmar NV to own and charter-in liquefied petroleum gas (LPG) carriers with a primary focus on the mid-size gas carrier segment. The joint venture entity, called Exmar LPG BVBA, took economic effect as of November 1, 2012 and includes 16 owned LPG carriers (including four newbuildings scheduled for delivery in 2014) and five chartered-in LPG carriers. In addition, the joint venture recently ordered another four medium-size gas carrier newbuildings with deliveries scheduled between 2015 and 2016, with options to order up to four additional vessels, which brings the total fleet size of Exmar LPG BVBA to 25 vessels, excluding options. For its 50% ownership interest in the joint venture, including newbuilding payments made prior to the November 1, 2012, Teekay LNG invested approximately $134 million of equity and assumed approximately $108 million of its pro rata share of existing debt and lease obligations as of the economic effective date, secured by certain vessels in the Exmar LPG BVBA fleet. Exmar LPG BVBA is in the process of refinancing the joint venture fleet and four of the newbuildings with a new $355 million debt facility.

c)	In April 2013, Teekay Tankers entered into agreement with STX Offshore & Shipbuilding Co., Ltd (or STX) of South Korea for the construction of four, fuel-efficient 113,000 dead-weight tonne Long Range 2 (or LR2) product tanker newbuildings for a fully-built-up cost of approximately $47 million each. The agreement with STX also includes fixed-price options for the construction up to 12 additional LR2 newbuildings, which options expire between October 2013 and October 2014. Upon delivery, it is expected that the four vessels will operate in the Company’s Taurus Tankers LR2 Pool. Teekay Tankers intends to finance the installment payments with its existing liquidity and to secure long-term debt financing for the four vessels prior to their scheduled deliveries in late-2015 and early-2016.

d)	In April 2013, Teekay Offshore issued 2.06 million common units in a private placement to an institutional investor for proceeds of approximately $60.0 million, excluding the General Partner’s 2% proportionate capital contribution of $1.2 million. Upon completion of the private placement, Teekay Offshore had 83.8 million common units outstanding. Teekay Offshore will use the proceeds from the issuance of common units to partially finance the shipyard instalments for the four Suezmax newbuilding shuttle tankers that are scheduled for deliveries throughout 2013, and for general corporate purposes. As a result of this private placement, Teekay’s ownership of Teekay Offshore was reduced to 28.7% (including the Company’s 2% general partner interest). Teekay maintains control of Teekay Offshore by virtue of its control of the general partner and will continue to consolidate the subsidiary.

e)	In April 2013, Teekay Offshore issued 6.0 million preferred units in a public offering for net proceeds of $144.9 million, representing a new class of limited partner interests. Teekay Offshore expects to use the net proceeds from the public offering for general corporate purposes, including the funding of newbuilding installments, capital conversion projects and the acquisitions of vessels that Teekay may offer to Teekay Offshore. Pending the application of funds for these purposes, Teekay Offshore expects to repay a portion of its outstanding debt under two of its revolving credit facilities.